Loans (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 2,583,445	$ 2,780,249
Provision for loan losses	0	0
Charge offs	(330,485)	(200,000)
Recoveries	110,126	3,196
Ending balance	2,363,086	2,583,445
Allowance for loan losses ending balance evaluated for impairment: Individually	24,167	167,211
Allowance for loan losses ending balance evaluated for impairment: Collectively	2,338,919	2,416,234
Outstanding loan balances evaluated for impairment: Individually	3,342,744	3,400,494
Outstanding loan balances evaluated for impairment: Collectively	294,784,175	267,862,844
Residential Portfolio Segment [Member]
Beginning balance	322,084	278,943
Provision for loan losses	(184,773)	42,299
Charge offs	0	0
Recoveries	110,126	842
Ending balance	247,437	322,084
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	247,437	322,084
Outstanding loan balances evaluated for impairment: Individually	0	0
Outstanding loan balances evaluated for impairment: Collectively	54,710,809	51,290,828
Consumer Portfolio Segment [Member]
Beginning balance	7,900	8,215
Provision for loan losses	926	(315)
Charge offs	0	0
Recoveries	0	0
Ending balance	8,826	7,900
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	8,826	7,900
Outstanding loan balances evaluated for impairment: Individually	0	0
Outstanding loan balances evaluated for impairment: Collectively	725,269	886,175
Commercial Real Estate Loan [Member]
Beginning balance	1,718,256	1,848,163
Provision for loan losses	29,493	(129,907)
Charge offs	(30,000)	0
Recoveries	0	0
Ending balance	1,717,749	1,718,256
Allowance for loan losses ending balance evaluated for impairment: Individually	7,580	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	1,710,169	1,718,256
Outstanding loan balances evaluated for impairment: Individually	2,425,089	2,240,046
Outstanding loan balances evaluated for impairment: Collectively	203,719,987	184,463,822
Construction Loans [Member]
Beginning balance	306,982	458,211
Provision for loan losses	97,878	48,771
Charge offs	(200,000)	(200,000)
Recoveries	0	0
Ending balance	204,860	306,982
Allowance for loan losses ending balance evaluated for impairment: Individually	16,587	167,211
Allowance for loan losses ending balance evaluated for impairment: Collectively	188,273	139,771
Outstanding loan balances evaluated for impairment: Individually	752,889	956,813
Outstanding loan balances evaluated for impairment: Collectively	13,640,103	11,863,352
Financial Receivable ,Commercial Loan [Member]
Beginning balance	132,362	171,104
Provision for loan losses	93,383	(41,096)
Charge offs	(100,485)	0
Recoveries	0	2,354
Ending balance	125,260	132,362
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	125,260	132,362
Outstanding loan balances evaluated for impairment: Individually	164,766	203,635
Outstanding loan balances evaluated for impairment: Collectively	21,988,007	19,358,667
Financial Receivable ,Unallocated [Member]
Beginning balance	95,861	15,613
Provision for loan losses	(36,907)	80,248
Charge offs	0	0
Recoveries	0	0
Ending balance	58,954	95,861
Allowance for loan losses ending balance evaluated for impairment: Individually	0	0
Allowance for loan losses ending balance evaluated for impairment: Collectively	58,954	95,861
Outstanding loan balances evaluated for impairment: Individually	0	0
Outstanding loan balances evaluated for impairment: Collectively	$ 0	$ 0